PORTFOLIO OF INVESTMENTS – as of June 30, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 89.7% of Net Assets
Non-Convertible Bonds – 89.5%
	ABS Car Loan – 0.7%
$10,601,667	Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 2.720%, 11/20/2022, 144A	$10,658,927
8,775,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	9,018,594
4,226,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	4,293,701
6,444,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	6,911,012
7,064,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	7,272,254
1,408,360	CarMax Auto Owner Trust, Series 2019-4, Class A2A, 2.010%, 3/15/2023	1,411,182
2,380,502	Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024, 144A	2,392,014
2,460,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.570%, 9/15/2025	2,461,146
3,525,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.980%, 6/15/2026	3,532,002
253,468	Santander Drive Auto Receivables Trust, Series 2018-2, Class C, 3.350%, 7/17/2023	253,790
8,181,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.750%, 2/17/2026	8,176,653
8,315,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.900%, 6/15/2026	8,328,390

		64,709,665

	ABS Home Equity – 0.8%
1,175,604	Bayview Koitere Fund Trust, Series 2017-SPL3, Class A, 4.000%, 11/28/2053, 144A(a)	1,201,477
1,345,998	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	1,376,906
743,564	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)	754,266
4,316,160	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class A, 3.500%, 5/28/2069, 144A(a)	4,408,680
2,723,152	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.000%, 10/28/2064, 144A(a)	2,780,534
1,079,782	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.000%, 6/28/2054, 144A(a)	1,106,041
3,927,265	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	4,109,750
17,993	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)	17,973
20,212,776	Invitation Homes Trust, Series 2018-SFR2, Class A, 1-month LIBOR + 0.900%, 0.973%, 6/17/2037, 144A(b)	20,259,389
4,069,500	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 3-month LIBOR + 0.770%, 0.920%, 12/22/2069, 144A(b)	4,071,995
556,433	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(a)	559,361

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$2,761,479	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(a)	$2,816,774
590,261	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(a)	598,928
1,401,344	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(a)	1,420,692
2,750,789	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048, 144A(a)	2,806,221
1,298,545	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.241%, 10/25/2053, 144A(a)	1,367,942
4,254,377	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(a)	4,446,575
1,601,984	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(a)	1,616,061
5,101,352	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055, 144A(a)	5,396,128
7,366,411	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)	7,764,604

		68,880,297

	ABS Other – 1.0%
21,725,815	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	21,535,901
11,628,000	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	11,641,835
7,094,000	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/2032, 144A	7,458,731
13,500,000	OneMain Financial Issuance Trust, Series 2021-1A, Class A2, 30-day Average SOFR + 0.760%, 0.770%, 6/16/2036, 144A(b)	13,613,522
10,874,080	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A	10,755,712
9,499,967	Textainer Marine Containers VIII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045, 144A	9,565,843
11,739,128	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A	11,664,265

		86,235,809

	ABS Student Loan – 0.4%
7,652,294	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	7,703,175
14,725,000	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069, 144A	14,762,519
5,691,580	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053, 144A	5,605,944
3,777,000	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A	3,902,341

		31,973,979

	ABS Whole Business – 0.2%
5,519,000	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A21, 2.662%, 4/25/2051, 144A	5,710,454

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Whole Business – continued
$11,938,410	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.262%, 9/05/2048, 144A	$11,982,582

		17,693,036

	Aerospace & Defense – 1.4%
22,001,000	Boeing Co. (The), 1.433%, 2/04/2024	22,059,223
16,774,000	Boeing Co. (The), 5.705%, 5/01/2040	21,602,949
20,949,000	Boeing Co. (The), 5.805%, 5/01/2050	28,210,574
3,211,000	Boeing Co. (The), 5.930%, 5/01/2060	4,433,937
12,659,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	13,369,803
29,847,000	Textron, Inc., 3.000%, 6/01/2030	31,394,242

		121,070,728

	Airlines – 0.8%
7,734,112	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	8,188,491
8,850,467	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	9,569,567
1,681,114	Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.000%, 4/29/2026	1,777,611
16,151,433	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028, 144A	17,956,480
15,602,000	Southwest Airlines Co., 5.125%, 6/15/2027	18,355,308
4,770,978	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	5,059,765
4,381,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	4,535,124
6,533,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	6,761,655

		72,204,001

	Automotive – 2.3%
9,280,000	Dana, Inc., 4.250%, 9/01/2030	9,546,800
16,276,000	Ford Motor Credit Co. LLC, 2.900%, 2/16/2028	16,198,852
13,914,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	13,984,961
20,142,000	General Motors Co., 5.000%, 4/01/2035	24,328,941
7,067,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	7,480,690
23,341,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/2033	24,617,753

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$7,091,000	Hyundai Capital America, 2.375%, 10/15/2027, 144A	$7,249,453
10,356,000	Hyundai Capital America, 2.650%, 2/10/2025, 144A	10,832,144
7,453,000	Hyundai Capital America, 3.000%, 2/10/2027, 144A	7,895,748
16,811,000	Lear Corp., 5.250%, 5/15/2049	21,206,515
7,676,000	Nissan Motor Co. Ltd., 3.043%, 9/15/2023, 144A	8,005,835
15,593,000	Nissan Motor Co. Ltd., 3.522%, 9/17/2025, 144A	16,650,600
9,825,000	Toyota Motor Corp., 2.358%, 7/02/2024	10,349,261
16,490,000	Toyota Motor Credit Corp., MTN, 1.800%, 2/13/2025	17,023,919
7,096,000	Volkswagen Group of America Finance LLC, 3.200%, 9/26/2026, 144A	7,672,440

		203,043,912

	Banking – 9.6%
27,986,000	Ally Financial, Inc., 3.050%, 6/05/2023	29,204,554
17,876,000	American Express Co., 2.500%, 7/30/2024	18,834,933
10,051,000	Banco Santander Chile, 2.700%, 1/10/2025, 144A	10,492,339
13,578,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	14,134,019
14,000,000	Banco Santander S.A., 1.849%, 3/25/2026	14,149,314
3,200,000	Banco Santander S.A., 2.958%, 3/25/2031	3,297,184
28,476,000	Bangkok Bank PCL, 4.050%, 3/19/2024, 144A	30,837,799
8,624,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	8,937,466
31,146,000	Bank of America Corp., (fixed rate to 4/22/2024, variable rate thereafter), 0.976%, 4/22/2025	31,245,809
37,210,000	Bank of America Corp., (fixed rate to 4/23/2026, variable rate thereafter), MTN, 3.559%, 4/23/2027	40,753,273
5,984,000	Barclays PLC, 3.200%, 8/10/2021	6,002,537
22,064,000	Barclays PLC, (fixed rate to 3/10/2041, variable rate thereafter), 3.811%, 3/10/2042	23,277,166
7,864,000	BBVA Bancomer S.A., 1.875%, 9/18/2025, 144A	7,953,256
17,513,000	BNP Paribas S.A., (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027, 144A	17,300,833
26,613,000	BNP Paribas S.A., (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025, 144A	28,000,639

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$5,935,000	Citigroup, Inc., 4.000%, 8/05/2024	$6,464,319
25,481,000	Citigroup, Inc., 4.050%, 7/30/2022	26,473,494
9,645,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031	11,262,152
8,154,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	8,173,405
16,361,000	Credit Agricole S.A., 2.811%, 1/11/2041, 144A	15,523,394
5,227,000	Credit Suisse AG, 2.100%, 11/12/2021	5,262,764
9,780,000	Deutsche Bank AG, 0.898%, 5/28/2024	9,735,468
10,038,000	Deutsche Bank AG, 1.686%, 3/19/2026	10,133,222
9,382,000	Deutsche Bank AG, (fixed rate to 1/14/2031, variable rate thereafter), 3.729%, 1/14/2032	9,547,422
11,985,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	12,161,265
30,369,000	DNB Bank ASA, 2.150%, 12/02/2022, 144A	31,161,492
10,768,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	11,304,338
15,206,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	22,142,560
5,359,000	Goldman Sachs Group, Inc. (The), (fixed rate to 6/05/2027, variable rate thereafter), 3.691%, 6/05/2028	5,916,918
2,326,000	HSBC Holdings PLC, 4.950%, 3/31/2030	2,807,043
13,610,000	HSBC Holdings PLC, (fixed rate to 5/24/2024, variable rate thereafter), 0.976%, 5/24/2025	13,598,569
16,885,000	Huntington Bancshares, Inc., 2.625%, 8/06/2024	17,819,239
4,740,000	Intesa Sanpaolo SpA, 4.198%, 6/01/2032, 144A	4,867,459
12,576,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	13,211,172
9,258,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	9,670,524
8,667,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	8,709,640
20,006,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	20,486,966
28,355,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	29,676,516
2,889,000	Lloyds Banking Group PLC, 3.000%, 1/11/2022	2,931,116
3,354,000	Lloyds Banking Group PLC, 3.100%, 7/06/2021	3,355,073
23,028,000	Morgan Stanley, (fixed rate to 4/05/2023, variable rate thereafter), 0.731%, 4/05/2024	23,076,245

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$8,931,000	Morgan Stanley, (fixed rate to 7/22/2027, variable rate thereafter), 3.591%, 7/22/2028	$9,893,328
2,867,000	Morgan Stanley, GMTN, 3.700%, 10/23/2024	3,127,896
10,640,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	10,680,790
18,457,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	20,074,266
14,159,000	Nationwide Building Society, (fixed rate to 4/26/2022, variable rate thereafter), 3.622%, 4/26/2023, 144A	14,519,083
15,693,000	PNC Bank NA, (fixed rate to 12/09/2021, variable rate thereafter), 2.028%, 12/09/2022	15,806,510
9,780,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	12,657,344
26,503,000	Societe Generale S.A., 2.625%, 1/22/2025, 144A	27,648,352
24,346,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026, 144A	25,552,014
14,566,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	14,709,120
18,720,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/2024	19,789,421
12,213,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	13,106,861
21,438,000	Toronto-Dominion Bank (The), MTN, 2.650%, 6/12/2024	22,691,546
17,630,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027, 144A	17,564,082

		847,713,509

	Brokerage – 0.1%
11,958,000	Owl Rock Technology Finance Corp., 3.750%, 6/17/2026, 144A	12,573,879

	Building Materials – 0.7%
19,920,000	American Builders & Contractors Supply Co., Inc., 3.875%, 11/15/2029, 144A	19,790,720
10,762,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	10,939,573
19,521,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	21,438,743
7,260,000	Owens Corning, 4.200%, 12/01/2024	7,953,750
1,112,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	1,181,422

		61,304,208

	Cable Satellite – 0.7%
24,448,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	24,917,157
14,725,000	Sirius XM Radio, Inc., 4.000%, 7/15/2028, 144A	15,166,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$6,180,000	Time Warner Cable LLC, 4.500%, 9/15/2042	$6,869,358
783,000	Time Warner Cable LLC, 5.500%, 9/01/2041	970,513
2,245,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,904,017
7,162,000	Time Warner Cable LLC, 6.550%, 5/01/2037	9,756,296
1,707,000	Time Warner Cable LLC, 6.750%, 6/15/2039	2,376,342

		62,960,433

	Chemicals – 1.0%
1,610,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	1,629,336
25,853,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	32,148,464
8,792,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	9,073,344
11,671,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044, 144A	14,151,204
9,466,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042, 144A	12,424,220
3,732,000	RPM International, Inc., 3.450%, 11/15/2022	3,848,744
11,424,000	Sociedad Quimica y Minera de Chile S.A., 4.250%, 1/22/2050, 144A	12,391,270
5,549,000	Univar Solutions USA, Inc., 5.125%, 12/01/2027, 144A	5,833,386

		91,499,968

	Collateralized Mortgage Obligations – 0.2%
4,239,116	Federal Home Loan Mortgage Corp., REMIC, Series 3654, Class DC, 5.000%, 4/15/2030	4,796,215
321,402	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 0.457%, 10/20/2060(b)	321,965
266,428	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 0.627%, 8/20/2062(b)	267,831
77,956	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(c)(d)	77,329
78,444	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(c)(d)	77,674
135,899	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(c)(d)	135,932
231,595	Government National Mortgage Association, Series 2013-H07, Class DA, 2.500%, 3/20/2063(c)(d)	231,260
1,033,704	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063	1,047,341
9,239,521	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	9,487,923

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Collateralized Mortgage Obligations – continued
$17,528	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 0.387%, 5/20/2063(b)(c)(d)	$17,442

		16,460,912

	Construction Machinery – 0.3%
5,985,000	Caterpillar Financial Services Corp., MTN, 2.150%, 11/08/2024	6,275,150
5,805,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	5,950,769
7,380,000	CNH Industrial Capital LLC, 4.375%, 4/05/2022	7,591,757
4,061,000	John Deere Capital Corp., MTN, 2.600%, 3/07/2024	4,280,888

		24,098,564

	Consumer Cyclical Services – 0.2%
7,466,000	Expedia Group, Inc., 3.600%, 12/15/2023	7,934,595
5,734,000	Expedia Group, Inc., 4.625%, 8/01/2027	6,480,253
1,791,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	2,083,389
3,523,000	MercadoLibre, Inc., 2.375%, 1/14/2026	3,545,935

		20,044,172

	Consumer Products – 0.4%
4,646,000	Hasbro, Inc., 3.550%, 11/19/2026	5,092,553
881,000	Hasbro, Inc., 3.900%, 11/19/2029	979,567
2,157,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	2,135,624
11,615,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	11,905,375
2,823,000	Newell Brands, Inc., 4.875%, 6/01/2025	3,122,944
7,940,000	Valvoline, Inc., 3.625%, 6/15/2031, 144A	7,940,000
2,535,000	Valvoline, Inc., 4.250%, 2/15/2030, 144A	2,617,337

		33,793,400

	Diversified Manufacturing – 0.3%
2,755,000	Clark Equipment Co., 5.875%, 6/01/2025, 144A	2,913,413
14,817,000	General Electric Co., 4.250%, 5/01/2040	17,315,137
5,319,000	General Electric Co., 4.350%, 5/01/2050	6,432,202

		26,660,752

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – 1.9%
$3,587,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	$3,827,688
3,609,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	3,946,442
13,678,000	Calpine Corp., 3.750%, 3/01/2031, 144A	13,026,243
14,879,000	Calpine Corp., 5.000%, 2/01/2031, 144A	14,804,605
13,220,000	CenterPoint Energy, Inc., SOFR + 0.650%, 0.684%, 5/13/2024(b)	13,275,127
18,219,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031, 144A	18,127,905
26,317,716	Cometa Energia S.A. de CV, 6.375%, 4/24/2035, 144A	30,199,579
3,408,000	DPL, Inc., 4.125%, 7/01/2025	3,655,080
852,000	Edison International, 4.950%, 4/15/2025	943,279
2,811,000	Enel Americas S.A., 4.000%, 10/25/2026	3,061,179
2,853,000	Enel Generacion Chile S.A., 4.250%, 4/15/2024	3,051,921
6,711,000	Entergy Corp., 2.800%, 6/15/2030	6,984,506
14,622,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	15,306,216
9,234,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, 8/15/2028, 144A	9,559,037
11,619,000	PG&E Corp., 5.000%, 7/01/2028	11,748,203
8,950,000	PG&E Corp., 5.250%, 7/01/2030	9,035,025
7,133,000	Transelec S.A., 4.250%, 1/14/2025, 144A	7,742,943
3,713,000	Transelec S.A., 4.625%, 7/26/2023, 144A	3,961,400

		172,256,378

	Finance Companies – 2.1%
1,370,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/23/2023	1,420,900
19,050,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	20,845,461
24,287,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	24,407,055
28,047,000	Ares Capital Corp., 2.150%, 7/15/2026	27,890,572
21,425,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028, 144A	21,198,947
18,929,000	FS KKR Capital Corp., 3.400%, 1/15/2026	19,572,937

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$4,133,000	GATX Corp., 4.000%, 6/30/2030	$4,657,915
3,315,000	International Lease Finance Corp., 5.875%, 8/15/2022	3,508,015
15,720,000	Navient Corp., 5.000%, 3/15/2027	16,266,270
907,000	Navient Corp., 5.875%, 10/25/2024	978,426
954,000	Navient Corp., 6.750%, 6/15/2026	1,064,903
7,547,000	Navient Corp., MTN, 6.125%, 3/25/2024	8,145,175
15,397,000	Owl Rock Capital Corp., 3.400%, 7/15/2026	16,047,209
4,537,000	Owl Rock Capital Corp., 2.625%, 1/15/2027	4,548,684
3,702,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	3,655,725
12,169,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	12,260,146

		186,468,340

	Financial Other – 0.2%
12,588,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	12,525,060
5,354,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	5,527,978

		18,053,038

	Food & Beverage – 2.2%
22,778,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	28,831,254
12,823,000	Anheuser-Busch InBev Worldwide, Inc., 4.350%, 6/01/2040	15,262,447
15,493,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 6/01/2060	19,071,426
6,257,000	Bacardi Ltd., 5.150%, 5/15/2038, 144A	7,743,117
16,995,000	Bacardi Ltd., 5.300%, 5/15/2048, 144A	22,088,572
17,808,000	BRF S.A., 5.750%, 9/21/2050, 144A	18,323,186
26,218,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050	27,575,044
3,117,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,465,356
9,885,000	Kraft Heinz Foods Co., 3.875%, 5/15/2027	10,861,375
21,099,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	21,064,187
18,264,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	18,571,383

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – continued
$1,599,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	$1,612,154

		194,469,501

	Government Owned - No Guarantee – 3.2%
6,872,000	Antares Holdings LP, 3.950%, 7/15/2026, 144A	7,151,158
18,141,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	18,283,732
6,577,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	6,729,258
15,245,000	Dolphin Energy Ltd. LLC, 5.500%, 12/15/2021, 144A	15,569,109
3,903,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050, 144A	3,368,913
19,956,000	NBN Co. Ltd., 1.450%, 5/05/2026, 144A	20,000,901
7,985,000	OCP S.A., 3.750%, 6/23/2031, 144A	8,060,858
19,460,000	OCP S.A., 5.625%, 4/25/2024, 144A	21,369,026
16,491,000	Ooredoo International Finance Ltd., 2.625%, 4/08/2031, 144A	16,684,275
6,236,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	6,495,729
9,288,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	10,425,780
14,555,000	Qatar Petroleum, 3.125%, 7/12/2041, 144A	14,501,292
8,035,000	SA Global Sukuk Ltd., 0.946%, 6/17/2024, 144A	8,024,715
12,588,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070, 144A	12,209,378
10,431,000	Saudi Arabian Oil Co., 4.375%, 4/16/2049, 144A	12,009,210
39,731,000	Tennessee Valley Authority, 4.250%, 9/15/2065	55,727,735
7,669,000	Tennessee Valley Authority, 4.625%, 9/15/2060	11,272,769
5,427,000	Tennessee Valley Authority, 4.875%, 1/15/2048	7,876,656
9,290,000	Tennessee Valley Authority, 5.250%, 9/15/2039	13,296,313
9,267,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	10,332,798

		279,389,605

	Health Insurance – 0.4%
21,336,000	Centene Corp., 2.500%, 3/01/2031	21,042,630

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Health Insurance – continued
$10,179,000	Centene Corp., 3.375%, 2/15/2030	$10,640,312

		31,682,942

	Healthcare – 0.4%
18,009,000	CVS Health Corp., 5.050%, 3/25/2048	23,391,453
15,396,000	DaVita, Inc., 4.625%, 6/01/2030, 144A	15,830,475

		39,221,928

	Home Construction – 0.3%
7,881,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	7,952,323
246,000	Lennar Corp., 4.500%, 4/30/2024	269,063
1,153,000	Lennar Corp., 4.750%, 11/15/2022	1,206,326
13,255,000	NVR, Inc., 3.000%, 5/15/2030	14,053,168

		23,480,880

	Hybrid ARMs – 0.0%
8,007	FNMA, 6-month LIBOR + 1.460%, 1.710%, 2/01/2037(b)	8,188

	Independent Energy – 0.9%
2,626,000	Aker BP ASA, 3.000%, 1/15/2025, 144A	2,756,322
2,639,000	Chesapeake Energy Corp., 5.875%, 2/01/2029, 144A	2,856,599
10,277,000	Devon Energy Corp., 4.500%, 1/15/2030, 144A	11,298,502
8,296,000	Diamondback Energy, Inc., 4.750%, 5/31/2025	9,340,836
11,391,292	Energean Israel Finance Ltd., 4.500%, 3/30/2024, 144A	11,643,837
1,765,000	EQT Corp., 3.125%, 5/15/2026, 144A	1,808,613
1,371,000	EQT Corp., 5.000%, 1/15/2029	1,528,624
9,078,204	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	9,966,234
17,482,000	Occidental Petroleum Corp., 5.875%, 9/01/2025	19,448,725
2,152,000	Occidental Petroleum Corp., 8.000%, 7/15/2025	2,577,020
8,181,000	Pan American Energy LLC, 9.125%, 4/30/2027, 144A	9,003,272

		82,228,584

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Industrial Other – 0.2%
$6,370,000	CK Hutchison International 16 Ltd., 2.750%, 10/03/2026, 144A	$6,758,145
8,410,000	CK Hutchison International 20 Ltd., 2.500%, 5/08/2030, 144A	8,590,647
3,408,000	Georgetown University (The), Class A, 5.215%, 10/01/2118	5,120,793

		20,469,585

	Life Insurance – 0.5%
24,716,000	Athene Global Funding, 2.450%, 8/20/2027, 144A	25,502,940
15,491,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	18,848,479
3,077,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050, 144A	3,213,865

		47,565,284

	Lodging – 0.4%
14,012,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	13,836,850
21,403,000	Marriott International, Inc., 3.500%, 10/15/2032	22,736,452

		36,573,302

	Media Entertainment – 1.0%
19,514,000	AMC Networks, Inc., 4.250%, 2/15/2029	19,684,748
54,020,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,976,307
9,132,000	Lamar Media Corp., 3.625%, 1/15/2031, 144A	8,926,530
4,899,000	Lamar Media Corp., 4.000%, 2/15/2030	4,958,327
12,633,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.250%, 1/15/2029, 144A	12,711,956
15,950,000	Prosus NV, 3.832%, 2/08/2051, 144A	14,842,778
13,803,000	Prosus NV, 3.680%, 1/21/2030, 144A	14,740,347
13,256,000	Prosus NV, 4.850%, 7/06/2027, 144A	15,097,391

		92,938,384

	Metals & Mining – 1.1%
1,835,000	Anglo American Capital PLC, 2.250%, 3/17/2028, 144A	1,855,322
2,286,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	2,294,647
3,322,000	Anglo American Capital PLC, 3.950%, 9/10/2050, 144A	3,597,493
8,696,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	10,639,772

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$15,187,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	$16,247,508
16,183,000	Fresnillo PLC, 4.250%, 10/02/2050, 144A	16,368,457
31,977,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	31,857,086
6,210,000	SunCoke Energy, Inc., 4.875%, 6/30/2029, 144A	6,202,238
8,882,000	Vale Overseas Ltd., 3.750%, 7/08/2030	9,456,665

		98,519,188

	Midstream – 1.8%
568,000	Energy Transfer LP, 5.150%, 2/01/2043	640,910
4,890,000	Energy Transfer LP, 5.400%, 10/01/2047	5,793,414
5,900,000	Energy Transfer LP, 5.950%, 10/01/2043	7,360,670
8,548,000	Energy Transfer LP, 6.500%, 2/01/2042	11,098,087
1,338,000	Energy Transfer LP, 6.625%, 10/15/2036	1,776,819
11,222,000	Energy Transfer LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	11,698,450
2,327,000	Energy Transfer LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	2,376,781
11,798,000	EQM Midstream Partners LP, 4.500%, 1/15/2029, 144A	12,003,022
3,485,000	EQM Midstream Partners LP, 4.750%, 7/15/2023	3,637,469
5,575,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	6,216,125
2,014,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025, 144A	2,068,879
982,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027, 144A	1,032,114
3,060,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	3,304,094
10,503,000	Kinder Morgan Energy Partners LP, 4.300%, 5/01/2024	11,444,453
15,243,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	16,791,673
5,653,000	New Fortress Energy, Inc., 6.500%, 9/30/2026, 144A	5,776,235
15,687,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	16,059,566
2,800,000	ONEOK, Inc., 5.850%, 1/15/2026	3,310,332
6,694,000	Rattler Midstream LP, 5.625%, 7/15/2025, 144A	7,037,068

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$6,783,000	Southern Natural Gas Co. LLC, 0.625%, 4/28/2023, 144A	$6,789,376
3,310,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.500%, 7/15/2027	3,587,113
19,358,000	Williams Cos., Inc. (The), 3.500%, 11/15/2030	21,128,005

		160,930,655

	Mortgage Related – 26.0%
67,136,458	FHLMC, 1.500%, with various maturities from 2050 to 2051(e)	65,087,673
169,986,658	FHLMC, 2.000%, with various maturities from 2050 to 2051(e)(f)	171,710,486
34,038,176	FHLMC, 2.500%, with various maturities in 2050(e)	35,117,746
24,635,716	FHLMC, 3.000%, with various maturities from 2042 to 2050(e)(f)	25,941,085
15,717,542	FHLMC, 3.500%, with various maturities from 2043 to 2050(e)	16,882,264
3,695,781	FHLMC, 4.000%, with various maturities from 2044 to 2048(e)	3,993,918
86,630,512	FHLMC, 4.500%, with various maturities from 2041 to 2049(e)(f)	93,205,022
202,004,752	FHLMC, 5.000%, with various maturities from 2048 to 2050(e)(f)	221,598,635
6,027	FHLMC, 6.000%, 6/01/2035	7,152
46,451,485	FNMA, 1.500%, with various maturities in 2051(e)	45,492,987
207,776,402	FNMA, 2.000%, with various maturities from 2050 to 2051(e)	209,973,282
75,129,131	FNMA, 2.500%, with various maturities from 2045 to 2051(e)(f)	77,819,152
71,724,450	FNMA, 3.000%, with various maturities from 2045 to 2050(e)(f)	75,194,372
57,545,909	FNMA, 3.500%, with various maturities from 2043 to 2050(e)(f)	60,696,898
215,450,674	FNMA, 4.000%, with various maturities from 2041 to 2050(e)(f)	229,691,531
207,209,488	FNMA, 4.500%, with various maturities from 2043 to 2050(e)(f)	223,280,994
44,129,293	FNMA, 5.000%, with various maturities from 2048 to 2050(e)(f)	48,415,077
6,860,397	FNMA, 5.500%, 4/01/2050	7,632,478
5,595,642	FNMA, 6.000%, with various maturities from 2034 to 2049(e)	6,310,131
7,872	FNMA, 6.500%, with various maturities from 2029 to 2031(e)	8,871
21,249	FNMA, 7.000%, with various maturities in 2030(e)	23,033

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – continued
$12,868	FNMA, 7.500%, with various maturities from 2024 to 2032(e)	$14,598
14,072	GNMA, 3.796%, 7/20/2063(a)	14,855
4,360	GNMA, 3.852%, 11/20/2062(a)	4,443
3,360	GNMA, 3.890%, 12/20/2062(a)	3,493
58,869	GNMA, 3.891%, 11/20/2062(a)	59,703
2,135	GNMA, 4.004%, 1/20/2063(a)	2,182
8,062	GNMA, 4.085%, 5/20/2063(a)	8,431
27,826	GNMA, 4.126%, 7/20/2063(a)	28,610
5,017	GNMA, 4.327%, 8/20/2061(a)	5,515
7,462	GNMA, 4.390%, 10/20/2062(a)	7,468
7,358,172	GNMA, 4.392%, 12/20/2066(a)	8,249,712
4,505,678	GNMA, 4.407%, 11/20/2066(a)	4,971,465
2,084	GNMA, 4.422%, 5/20/2063(a)	2,240
2,299,431	GNMA, 4.443%, 10/20/2066(a)	2,562,721
1,379,855	GNMA, 4.446%, 2/20/2066(a)	1,532,405
3,087,060	GNMA, 4.458%, 2/20/2066(a)	3,412,612
3,664,540	GNMA, 4.528%, 12/20/2064(a)	3,969,436
3,528,635	GNMA, 4.531%, 6/20/2066(a)	3,907,080
3,153,802	GNMA, 4.541%, 2/20/2065(a)	3,420,654
2,694,978	GNMA, 4.543%, 12/20/2063(a)	2,871,872
2,779,873	GNMA, 4.545%, 6/20/2066(a)	3,072,779
2,260,391	GNMA, 4.547%, 9/20/2066(a)	2,519,677
3,397,103	GNMA, 4.574%, with various maturities from 2065 to 2066(a)(e)	3,703,947
5,326,852	GNMA, 4.585%, 12/20/2064(a)	5,768,700
5,041,507	GNMA, 4.591%, with various maturities from 2064 to 2066(a)(e)	5,517,123
4,578,872	GNMA, 4.596%, 2/20/2065(a)	5,011,225

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – continued
$4,219,237	GNMA, 4.614%, 10/20/2064(a)	$4,603,155
3,209,782	GNMA, 4.622%, 3/20/2066(a)	3,606,472
2,184,663	GNMA, 4.630%, with various maturities from 2061 to 2065(a)(e)	2,377,611
630,286	GNMA, 4.636%, 1/20/2064(a)	667,156
10,544,721	GNMA, 4.649%, with various maturities from 2065 to 2066(a)(e)	11,746,893
2,517,945	GNMA, 4.666%, 1/20/2064(a)	2,671,166
4,033,357	GNMA, 4.671%, 6/20/2064(a)	4,347,692
44,330	GNMA, 4.700%, with various maturities in 2062(a)(e)	45,996
3,036,099	GNMA, 4.714%, 1/20/2064(a)	3,262,803
125,434	GNMA, 5.500%, 4/15/2038	145,822
26,999	GNMA, 6.000%, with various maturities from 2029 to 2038(e)	31,763
26,435	GNMA, 6.500%, with various maturities from 2029 to 2032(e)	29,472
36,438	GNMA, 7.000%, 9/15/2025	37,709
3,417	GNMA, 7.500%, with various maturities from 2025 to 2030(e)	3,612
49	GNMA, 8.500%, 10/15/2022	50
182,520,000	UMBS® (TBA), 2.000%, 9/01/2051(g)	183,553,806
397,235,000	UMBS® (TBA), 2.500%, 9/01/2051(g)	409,198,602

		2,305,055,513

	Natural Gas – 0.2%
11,262,000	Atmos Energy Corp., 0.625%, 3/09/2023	11,265,462
2,701,000	Boston Gas Co., 3.001%, 8/01/2029, 144A	2,842,568

		14,108,030

	Non-Agency Commercial Mortgage-Backed Securities – 1.4%
12,696,152	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	13,699,044
1,531,640	BANK, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,754,528
3,409,380	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,682,638
6,138,240	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	6,607,326

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$14,179,842	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072(f)	$15,416,310
18,570,071	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052(f)	20,078,637
9,877,514	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	10,422,476
915,412	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.937%, 7/10/2046, 144A(a)	931,859
10,077,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	10,856,631
6,400,000	Extended Stay America Trust, Series 2021-ESH, Class A, 1-month LIBOR + 1.080%, 1.155%, 7/15/2038, 144A(b)	6,412,595
1,485,000	Extended Stay America Trust, Series 2021-ESH, Class D, 1-month LIBOR + 2.250%, 2.325%, 7/15/2038, 144A(b)	1,491,391
5,627,003	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.428%, 8/10/2044, 144A(a)	4,671,205
2,317,554	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(a)	2,271,511
6,596,065	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	7,059,762
775,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.296%, 8/15/2046(a)	811,171
6,909,759	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	7,123,007
4,982,141	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.266%, 6/15/2044, 144A(a)	4,464,754
5,245,978	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	5,611,492

		123,366,337

	Oil Field Services – 0.3%
25,364,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043, 144A	28,085,304

	Paper – 0.5%
4,915,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	5,299,894
13,075,000	Klabin Austria GmbH, 7.000%, 4/03/2049, 144A	16,637,937
8,445,000	Suzano Austria GmbH, 3.125%, 1/15/2032	8,363,675
8,529,000	Suzano Austria GmbH, 3.750%, 1/15/2031	8,944,789
1,686,000	WestRock RKT LLC, 4.900%, 3/01/2022	1,734,574

		40,980,869

	Pharmaceuticals – 0.5%
8,429,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	7,997,014
9,325,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	8,672,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$3,863,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	$4,005,158
12,284,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	11,685,155
7,588,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025	8,365,770
2,903,000	Viatris, Inc., 4.000%, 6/22/2050, 144A	3,070,007

		43,795,354

	Property & Casualty Insurance – 0.1%
2,585,000	Ascot Group Ltd., 4.250%, 12/15/2030, 144A	2,720,712
7,865,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060, 144A	8,641,601

		11,362,313

	Refining – 0.2%
12,089,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	13,297,900

	REITs - Apartments – 0.0%
1,220,000	American Homes 4 Rent, 2.375%, 7/15/2031	1,201,859
1,715,000	American Homes 4 Rent, 3.375%, 7/15/2051	1,680,048

		2,881,907

	REITs - Diversified – 0.2%
16,503,000	iStar, Inc., 4.250%, 8/01/2025	16,977,461
1,267,000	iStar, Inc., 4.750%, 10/01/2024	1,333,518

		18,310,979

	REITs - Health Care – 0.1%
5,434,000	Welltower, Inc., 2.750%, 1/15/2031	5,599,635

	REITs - Shopping Centers – 0.0%
2,026,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	2,266,806

	Retailers – 1.0%
4,081,000	Alibaba Group Holding Ltd., 3.250%, 2/09/2061	3,951,189
1,942,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	1,995,405
1,942,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	2,029,390
27,444,000	El Puerto de Liverpool SAB de CV, 3.875%, 10/06/2026, 144A	29,433,964

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$8,418,000	Falabella S.A., 3.750%, 4/30/2023, 144A	$8,760,613
6,409,000	Falabella S.A., 4.375%, 1/27/2025, 144A	6,889,675
5,300,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	5,392,750
856,000	Hanesbrands, Inc., 4.625%, 5/15/2024, 144A	907,360
4,042,000	Hanesbrands, Inc., 4.875%, 5/15/2026, 144A	4,365,360
5,024,000	Hanesbrands, Inc., 5.375%, 5/15/2025, 144A	5,319,160
3,889,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	3,966,780
3,280,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	3,397,260
10,257,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	10,986,375
4,582,000	MercadoLibre, Inc., 3.125%, 1/14/2031	4,490,543

		91,885,824

	Sovereigns – 3.3%
13,213,000	Colombia Government International Bond, 4.125%, 5/15/2051	12,517,203
23,769,000	Dominican Republic, 4.875%, 9/23/2032, 144A	24,482,070
11,070,000	Dominican Republic, 5.300%, 1/21/2041, 144A	11,042,436
16,076,000	Egypt Government International Bond, 5.875%, 2/16/2031, 144A	15,609,796
6,795,000	Indonesia Government International Bond, 3.700%, 1/08/2022, 144A	6,907,389
8,600,000	Kenya Government International Bond, 6.300%, 1/23/2034, 144A	8,612,900
27,253,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	29,686,366
17,866,000	Mexico Government International Bond, 3.771%, 5/24/2061	16,647,717
14,611,000	Morocco Government International Bond, 4.000%, 12/15/2050, 144A	13,515,175
6,285,000	Oman Sovereign Sukuk Co., 4.875%, 6/15/2030, 144A	6,446,964
2,980,000	Peruvian Government International Bond, 2.392%, 1/23/2026	3,075,539
7,473,000	Qatar Government International Bond, 4.400%, 4/16/2050, 144A	9,095,747
2,657,000	Republic of Ghana, 7.750%, 4/07/2029, 144A	2,713,461
9,432,000	Republic of Oman, 3.875%, 3/08/2022, 144A	9,555,559

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Sovereigns – continued
$10,029,000	State of Qatar, 3.875%, 4/23/2023, 144A	$10,645,824
18,089,000	Ukraine Government International Bond, 7.253%, 3/15/2033, 144A	18,814,912
4,000,460,000	Uruguay Government International Bond, 8.250%, 5/21/2031, (UYU)	93,417,114

		292,786,172

	Supermarkets – 0.3%
12,271,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.500%, 3/15/2029, 144A	12,132,951
15,901,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.250%, 3/15/2026, 144A	16,127,590

		28,260,541

	Technology – 3.4%
3,425,000	Baidu, Inc., 2.375%, 10/09/2030	3,436,337
4,515,000	Baidu, Inc., 3.075%, 4/07/2025	4,781,340
4,890,000	Broadcom, Inc., 3.150%, 11/15/2025	5,241,006
29,588,000	Broadcom, Inc., 3.419%, 4/15/2033, 144A	31,072,260
15,446,000	Broadcom, Inc., 3.750%, 2/15/2051, 144A	16,124,216
18,789,000	Corning, Inc., 5.450%, 11/15/2079	26,305,415
6,803,000	DXC Technology Co., 4.125%, 4/15/2025	7,476,802
3,133,000	Equifax, Inc., 2.600%, 12/15/2025	3,297,236
2,544,000	Equifax, Inc., 3.300%, 12/15/2022	2,631,926
4,324,000	Equifax, Inc., 7.000%, 7/01/2037	6,098,712
13,320,000	HCL America, Inc., 1.375%, 3/10/2026, 144A	13,214,772
7,756,000	Hewlett Packard Enterprise Co., 4.450%, 10/02/2023	8,387,702
4,916,000	Hewlett Packard Enterprise Co., 4.650%, 10/01/2024	5,465,504
17,421,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	23,627,592
16,919,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	17,130,488
21,206,000	J2 Global, Inc., 4.625%, 10/15/2030, 144A	21,954,572
6,975,000	Jabil, Inc., 3.000%, 1/15/2031	7,179,696
13,294,000	Microchip Technology, Inc., 2.670%, 9/01/2023	13,845,961

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$6,371,000		Microchip Technology, Inc., 4.333%, 6/01/2023	$6,794,048
13,101,000		Micron Technology, Inc., 2.497%, 4/24/2023	13,541,457
6,151,000		Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	6,311,779
17,571,000		Oracle Corp., 4.100%, 3/25/2061	19,480,853
5,778,000		Sabre GLBL, Inc., 7.375%, 9/01/2025, 144A	6,283,575
1,475,000		Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	1,753,524
1,374,000		Science Applications International Corp., 4.875%, 4/01/2028, 144A	1,440,983
2,060,000		Seagate HDD Cayman, 4.125%, 1/15/2031, 144A	2,101,200
5,644,000		Sensata Technologies BV, 4.000%, 4/15/2029, 144A	5,729,130
7,989,000		Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	7,899,763
16,293,000		Tencent Holdings Ltd., 3.290%, 6/03/2060, 144A	15,861,341

			304,469,190

		Tobacco – 0.4%
3,362,000		Altria Group, Inc., 2.350%, 5/06/2025	3,514,890
31,751,000		BAT Capital Corp., 2.789%, 9/06/2024	33,353,278

			36,868,168

		Transportation Services – 0.1%
9,293,000		Ryder System, Inc., MTN, 2.500%, 9/01/2024	9,727,010

		Treasuries – 11.7%
9,838,100	(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	47,983,317
25,562,431	(††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)	141,071,688
468,727,000		Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	11,140,941
250,098,000		Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	5,882,433
15,614,000		U.S. Treasury Bond, 1.875%, 2/15/2041	15,284,642
50,200,000		U.S. Treasury Bond, 2.375%, 5/15/2051	53,596,344
250,425,000		U.S. Treasury Note, 0.125%, 9/15/2023	249,505,469
38,381,800		U.S. Treasury Note, 0.250%, 5/31/2025(f)	37,737,106

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$35,580,500	U.S. Treasury Note, 0.750%, 3/31/2026	$35,420,666
114,930,000	U.S. Treasury Note, 0.875%, 6/30/2026	114,876,127
180,555,000	U.S. Treasury Note, 1.625%, 10/31/2023	186,042,178
19,720,000	U.S. Treasury Note, 1.625%, 5/15/2031	20,021,963
4,267,700	U.S. Treasury Note, 2.375%, 5/15/2029	4,605,282
20,372,800	U.S. Treasury Note, 2.625%, 2/15/2029	22,340,048
81,104,600	U.S. Treasury Note, 3.125%, 11/15/2028(f)	91,752,747
93,095,000	Uruguay Government International Bond, 8.500%, 3/15/2028, (UYU)	2,212,729

		1,039,473,680

	Utility Other – 0.3%
25,543,639	Acwa Power Management & Investments One Ltd., 5.950%, 12/15/2039, 144A	30,334,604

	Wireless – 1.1%
13,487,000	America Movil SAB de CV, 2.875%, 5/07/2030	14,215,251
1,207,000	American Tower Corp., 4.700%, 3/15/2022	1,244,551
19,567,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	21,346,179
983,000	Crown Castle International Corp., 4.150%, 7/01/2050	1,121,908
7,180,000	Kenbourne Invest S.A., 4.700%, 1/22/2028, 144A	7,217,982
2,376,000	Millicom International Cellular S.A., 4.500%, 4/27/2031, 144A	2,459,160
3,021,300	Millicom International Cellular S.A., 6.625%, 10/15/2026, 144A	3,195,025
17,920,000	SBA Communications Corp., 3.125%, 2/01/2029, 144A	17,276,064
3,350,000	Sprint Corp., 7.250%, 9/15/2021	3,399,513
20,429,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	22,835,945

		94,311,578

	Wirelines – 0.7%
22,028,000	AT&T, Inc., 1.700%, 3/25/2026	22,260,764
7,956,000	AT&T, Inc., 3.500%, 9/15/2053, 144A	7,993,159
2,128,000	AT&T, Inc., 3.550%, 9/15/2055, 144A	2,135,135

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$3,863,000	AT&T, Inc., 3.650%, 6/01/2051	$4,010,379
15,891,000	AT&T, Inc., 3.650%, 9/15/2059, 144A	16,115,041
7,539,000	AT&T, Inc., 3.800%, 12/01/2057, 144A	7,854,752

		60,369,230

	Total Non-Convertible Bonds (Identified Cost $7,739,560,861)	7,944,773,950

Municipals – 0.2%
	Virginia – 0.2%
14,765,000	University of Virginia, Revenue Bond, Series A, 3.227%, 9/01/2119	14,234,635

	Total Municipals (Identified Cost $14,765,000)	14,234,635

	Total Bonds and Notes (Identified Cost $7,754,325,861)	7,959,008,585

Senior Loans – 5.0%
	Aerospace & Defense – 0.2%
12,850,028	TransDigm, Inc., 2020 Term Loan F, 1-month LIBOR + 2.250%, 2.354%, 12/09/2025(b)	12,650,339
6,344,624	TransDigm, Inc., 2020 Term Loan G, 1-month LIBOR + 2.250%, 2.354%, 8/22/2024(b)	6,261,065

		18,911,404

	Automotive – 0.1%
2,731,350	KAR Auction Services, Inc., 2019 Term Loan B6, 1-month LIBOR + 2.250%, 2.375%, 9/19/2026(b)	2,690,380
1,487,781	Visteon Corp., 2018 Term Loan B, LIBOR + 1.750%, 1.859%, 3/25/2024(a)	1,474,138

		4,164,518

	Brokerage – 0.2%
10,182,794	Citadel Securities LP, 2021 Term Loan B, 1-month LIBOR + 2.500%, 2.604%, 2/02/2028(b)	10,070,376
6,231,250	Zebra Buyer LLC, Term Loan B, 4/21/2028(h)	6,245,707

		16,316,083

	Building Materials – 0.8%
19,640,051	American Builders & Contractors Supply Co., Inc., 2019 Term Loan, 1-month LIBOR + 2.000%, 2.104%, 1/15/2027(b)	19,487,840
15,329,231	Beacon Roofing Supply, Inc., 2021 Term Loan B, 1-month LIBOR + 2.500%, 2.604%, 4/23/2028(b)	15,235,569
10,158,434	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 1-month LIBOR + 2.500%, 2.604%, 2/01/2027(b)	10,059,999
7,323,510	Quikrete Holdings, Inc., 2021 Term Loan B1, 5/12/2028(h)	7,261,700

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Building Materials – continued
$18,007,826	Summit Materials Cos. I, LLC, 2017 Term Loan B, 1-month LIBOR + 2.000%, 2.104%, 11/21/2024(b)	$17,932,734

		69,977,842

	Cable Satellite – 0.4%
12,277,113	CSC Holdings LLC, 2017 Term Loan B1, 1-month LIBOR + 2.250%, 2.323%, 7/17/2025(b)	12,092,957
4,217,424	Telenet Financing USD LLC, 2020 USD Term Loan AR, 1-month LIBOR + 2.000%, 2.073%, 4/30/2028(b)	4,156,271
9,994,764	UPC Broadband Holding BV, 2020 USD Term Loan AT, 1-month LIBOR + 2.250%, 2.323%, 4/30/2028(b)	9,865,631
12,405,000	Virgin Media Bristol LLC, USD Term Loan N, 1-month LIBOR + 2.500%, 2.573%, 1/31/2028(b)	12,287,897

		38,402,756

	Chemicals – 0.1%
4,081,000	Venator Materials Corp., Term Loan B, 1-month LIBOR + 3.000%, 3.104%, 8/08/2024(b)	4,040,190

	Consumer Cyclical Services – 0.2%
431,454	FrontDoor, Inc., 2021 Term Loan B, 3-month LIBOR + 2.250%, 2.354%, 5/20/2028(b)	431,454
4,345,687	RE/MAX International, Inc., 2016 Term Loan B, 3-month LIBOR + 2.750%, 3.500%, 12/15/2023(b)	4,340,254
4,355,000	RE/MAX International, Inc., 2021 Term Loan B, 6/24/2028(h)	4,344,112
11,087,415	Trans Union LLC, 2019 Term Loan B5, 1-month LIBOR + 1.750%, 1.854%, 11/16/2026(b)	11,005,812

		20,121,632

	Consumer Products – 0.1%
6,915,603	Coty, Inc., 2018 USD Term Loan B, 1-month LIBOR + 2.250%, 2.331%, 4/07/2025(b)	6,648,177
5,044,829	SRAM LLC, 2021 Term Loan B, LIBOR + 2.750%, 3.250%, 5/12/2028(a)	5,019,604

		11,667,781

	Electric – 0.2%
5,786,372	Calpine Corp., 2019 Term Loan B10, 1-month LIBOR + 2.000%, 2.104%, 8/12/2026(b)	5,705,710
4,371,875	Calpine Corp., Term Loan B9, 1-month LIBOR + 2.000%, 2.110%, 4/05/2026(b)	4,312,243
9,929,700	Pacific Gas & Electric Co., 2020 Term Loan, 3-month LIBOR + 3.000%, 3.500%, 6/23/2025(b)	9,787,010

		19,804,963

	Food & Beverage – 0.1%
10,173,002	Aramark Services, Inc., 2021 Term Loan B, 1-month LIBOR + 2.500%, 2.604%, 4/06/2028(b)	10,117,050

	Gaming – 0.2%
4,374,345	Churchill Downs, Inc., 2017 Term Loan B, 1-month LIBOR + 2.000%, 2.110%, 12/27/2024(b)	4,337,426

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Gaming – continued
$10,087,761	Churchill Downs, Inc., 2021 Incremental Term Loan B1, 1-month LIBOR + 2.000%, 2.110%, 3/10/2028(b)	$9,986,883

		14,324,309

	Industrial Other – 0.1%
7,810,000	AECOM Technology Corp., 2021 Term Loan B, 1-month LIBOR + 1.750%, 1.854%, 4/13/2028(b)	7,800,237
2,493,881	Altra Industrial Motion Corp., 2018 Term Loan B, 1-month LIBOR + 2.000%, 2.104%, 10/01/2025(b)	2,477,521

		10,277,758

	Media Entertainment – 0.6%
5,380,525	E.W. Scripps Co. (The), 2020 Term Loan B3, 1-month LIBOR + 3.000%, 3.750%, 1/07/2028(b)	5,373,799
9,400,342	Entercom Media Corp., 2019 Term Loan, 1-month LIBOR + 2.500%, 2.595%, 11/18/2024(b)	9,299,288
3,468,383	Lamar Media Corp., 2020 Term Loan B, 1-month LIBOR + 1.500%, 1.577%, 2/05/2027(b)	3,407,686
12,965,920	Meredith Corp., 2020 Term Loan B2, 1-month LIBOR + 2.500%, 2.604%, 1/31/2025(b)	12,904,332
12,900,777	Nielsen Finance LLC, USD Term Loan B4, 1-month LIBOR + 2.000%, 2.081%, 10/04/2023(b)	12,884,652
5,944,125	Sinclair Television Group, Inc., Term Loan B2B, 1-month LIBOR + 2.500%, 2.610%, 9/30/2026(b)	5,856,806
6,690,750	WMG Acquisition Corp., 2021 Term Loan G, 1-month LIBOR + 2.125%, 2.229%, 1/20/2028(b)	6,633,410

		56,359,973

	Midstream – 0.1%
7,466,667	DT Midstream, Inc., Term Loan B, 6/12/2028(h)	7,473,312

	Packaging – 0.0%
2,474,305	Plastipak Packaging, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 2.610%, 10/14/2024(b)	2,463,690

	Pharmaceuticals – 0.4%
4,848,416	Bausch Health Cos., Inc., Term Loan B, 1-month LIBOR + 2.750%, 2.854%, 11/27/2025(b)	4,809,774
6,572,105	Change Healthcare Holdings LLC, 2017 Term Loan B, 1-month LIBOR + 2.500%, 3.500%, 3/01/2024(b)	6,563,561
19,624,306	Elanco Animal Health, Inc., Term Loan B, 1-month LIBOR + 1.750%, 1.842%, 8/02/2027(b)	19,313,654
4,937,805	Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 week LIBOR + 2.000%, 2.088%, 11/15/2027(b)	4,887,192

		35,574,181

	Property & Casualty Insurance – 0.1%
2,666,125	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 3.147%, 5/16/2024(b)	2,639,890
2,093,142	USI, Inc., 2019 Incremental Term Loan B, 3-month LIBOR + 3.250%, 3.397%, 12/02/2026(b)	2,072,588

		4,712,478

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Restaurants – 0.2%
$18,217,575	1011778 B.C. Unlimited Liability Co., Term Loan B4, 1-month LIBOR + 1.750%, 1.854%, 11/19/2026(b)	$17,952,874

	Technology – 0.5%
9,803,069	Iron Mountain, Inc., 2018 Term Loan B, 1-month LIBOR + 1.750%, 1.854%, 1/02/2026(b)	9,607,007
19,723,580	ON Semiconductor Corp., 2019 Term Loan B, 1-month LIBOR + 2.000%, 2.104%, 9/19/2026(b)	19,640,347
1,929,856	Sabre GLBL, Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 2.104%, 2/22/2024(b)	1,898,496
2,527,300	Sabre GLBL, Inc., 2020 Term Loan B, 1-month LIBOR + 4.000%, 4.750%, 12/17/2027(b)	2,539,936
9,611,857	SS&C Technologies Inc., 2018 Term Loan B5, 1-month LIBOR + 1.750%, 1.854%, 4/16/2025(b)	9,496,227

		43,182,013

	Transportation Services – 0.2%
10,416,240	Uber Technologies, Inc., 2021 Term Loan B, 1-month LIBOR + 3.500%, 3.604%, 2/25/2027(b)	10,406,449
4,684,935	WEX Inc., 2021 Term Loan, 1-month LIBOR + 2.250%, 2.354%, 3/31/2028(b)	4,646,893

		15,053,342

	Wireless – 0.2%
2,767,410	Asurion LLC, 2018 Term Loan B6, 1-month LIBOR + 3.000%, 3.104%, 11/03/2023(b)	2,751,858
15,737,782	Asurion LLC, 2020 Term Loan B8, 1-month LIBOR + 3.250%, 3.354%, 12/23/2026(b)	15,550,974

		18,302,832

	Total Senior Loans (Identified Cost $441,134,608)	439,200,981

Shares
Common Stocks – 0.0%
	Oil, Gas & Consumable Fuels – 0.0%
116,806	Paragon Offshore Ltd., Litigation Units, Class B(c)(d)(i)(j) (Identified Cost $8,598,870)	912,255

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 12.1%
$732,758,335	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $732,758,335 on 7/01/2021 collateralized by $30,918,900 U.S. Treasury Bond, 4.375% due 2/15/2038 valued at $42,426,543; $500,000,000 U.S. Treasury Bond, 4.500% due 5/15/2038 valued at $695,995,998; $6,518,700 U.S. Treasury Bond, 4.250% due 5/15/2039 valued at $8,888,352; $119,400 U.S. Treasury Bond, 1.125% due 8/15/2040 valued at $102,756 including accrued interest(k)	$732,758,335
97,040,000	U.S. Treasury Bills, 0.010%, 7/06/2021(l)	97,039,512
88,580,000	U.S. Treasury Bills, 0.015%, 7/15/2021(l)	88,578,450
68,995,000	U.S. Treasury Bills, 0.020%, 7/13/2021(l)	68,994,022
88,350,000	U.S. Treasury Bills, 0.040%, 12/09/2021(l)	88,329,586

	Total Short-Term Investments (Identified Cost $1,075,706,419)	1,075,699,905

	Total Investments – 106.8% (Identified Cost $9,279,765,758)	9,474,821,726
	Other assets less liabilities – (6.8)%	(600,989,683)

	Net Assets – 100.0%	$8,873,832,043

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Short sales of debt securities are valued based on an evaluated ask price furnished to the Fund by an independent pricing service.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2021 is disclosed.

(b)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Fair valued by the Fund’s adviser. At June 30, 2021, the value of these securities amounted to $1,451,892 or less than 0.1% of net assets.
(e)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(f)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open TBA transactions.
(g)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities. Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(h)	Position is unsettled. Contract rate was not determined at June 30, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)	Non-income producing security.
(j)	Securities subject to restriction on resale. At June 30, 2021, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	$8,598,870	$912,255	Less than 0.1%

(k)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $2,313,593,625 or 26.1% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS®	Uniform Mortgage-Backed Securities
MXN	Mexican Peso
UYU	Uruguayan Peso

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$—	$15,921,275	$539,637	(a)	$16,460,912
All Other Non-Convertible Bonds*	—	7,928,313,038	—		7,928,313,038

Total Non-Convertible Bonds	—	7,944,234,313	539,637		7,944,773,950

Municipals*	—	14,234,635	—		14,234,635

Total Bonds and Notes	—	7,958,468,948	539,637		7,959,008,585

Senior Loans*	—	439,200,981	—		439,200,981
Common Stocks*	—	—	912,255	(a)	912,255
Short-Term Investments	—	1,075,699,905	—		1,075,699,905

Total	$—	$9,473,369,834	$1,451,892		$9,474,821,726

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2020 and/or June 30, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2021
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$27,065		$—	$—	$—	$—	$—	$—	$(27,065)	$—	$—
Collateralized Mortgage Obligations	2,280,311		—	(14,004)	18,447	725	(1,745,842)	—	—	539,637	(607)
Common Stocks
Oil, Gas & Consumable Fuels	—	(a)	—	(429,948)	758,173	—	—	584,030	—	912,255	328,225

Total	$2,307,376		$—	$(443,952)	$776,620	$725	$(1,745,842)	$584,030	$(27,065)	$1,451,892	$327,618

(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 Inputs.

A debt security valued at $27,065 was transferred from Level 3 to Level 2 during the period ended June 30, 2021. At September 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At June 30, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A common stock valued at $584,030 was transferred from Level 2 to Level 3 during the period ended June 30, 2021. At September 30, 2020, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2021, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the security.

Industry Summary at June 30, 2021 (Unaudited)

Mortgage Related	26.0%
Treasuries	11.7
Banking	9.6
Technology	3.9
Sovereigns	3.3
Government Owned - No Guarantee	3.2
Automotive	2.4
Food & Beverage	2.3
Electric	2.1
Finance Companies	2.1
Other Investments, less than 2% each	28.1
Short-Term Investments	12.1

Total Investments	106.8
Other assets less liabilities	(6.8)

Net Assets	100.0%